Significant Transactions -- OM Acquisition - Goodwill (Details) $ in Millions	3 Months Ended
Mar. 31, 2016 USD ($)
Goodwill [Roll Forward]
Balance at beginning of period	$ 1,440
Balance at end of period	1,422
Consumer and Insurance Segment
Goodwill [Roll Forward]
Balance at beginning of period	1,440
Adjustment to purchase price allocation	(18)
Balance at end of period	$ 1,422